Jun. 22, 2023
Invesco Dynamic Networking ETF
Invesco Dynamic Networking ETF
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED JUNE 22, 2023 TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2022,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Dynamic Networking ETF (PXQ)
(the “Fund”)
Important Notice Regarding Changes in the Name, Ticker Symbol, Investment
Objective, Underlying Index, Index Provider, Principal Investment Strategy,
Non-Fundamental Policy and Advisory Fee of the Fund
At a meeting held on June 22, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the "Board") approved changes to the name, ticker symbol, investment objective, underlying index, index provider, principal investment strategy and a non-fundamental policy of the Fund. The Board also approved a reduction in the annual advisory fee of the Fund, as well as a change in the advisory fee structure. These changes will be effective after the close of markets on August 25, 2023 (the “Effective Date”).
Therefore, after the close of markets on the Effective Date, the following changes will occur:
1.) Name and Ticker Symbol Change. The Fund’s name change will change to Invesco Next Gen Connectivity ETF, and its ticker symbol will change to KNCT.

3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Please Retain This Supplement For Future Reference.